SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2017	Apr. 30, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2018 CNY (¥)
Risks in relation to the VIE structure
Total assets			$ 1,813,772			¥ 14,729,584				¥ 12,470,575
Total liabilities			1,216,463			13,028,058				8,363,783
Total operating revenue			1,104,923	¥ 7,596,896		5,582,189		¥ 4,338,686
Net (loss)/income			287,587	1,977,306		240,352		(117,939)
Net cash provided by operating activities			406,474	2,794,710		1,662,325		379,839
Net cash (used in)/provided by investing activities			524,179	3,603,990		(4,987,943)	[1]	(4,355,730)	[1]
Net cash provided by/(used in) financing activities			(817,097)	(5,617,941)		4,411,608		4,459,947
Net increase in cash and cash equivalents and restricted cash			110,806	761,848		1,082,811	[1]	490,774	[1]
Cash and cash equivalents and restricted cash at beginning of the year			252,387	1,735,286	[1]	652,475	[1]	161,701	[1]
Cash and cash equivalents and restricted cash at end of the year			$ 363,193	2,497,134		1,735,286	[1]	652,475	[1]
VIEs
Risks in relation to the VIE structure
Registered capitals and PRC statutory reserves										3,342,500
Total assets						14,453,386				12,113,439
Total liabilities						14,730,440				¥ 10,261,397
Total operating revenue				7,596,896		5,582,189		4,338,686
Net (loss)/income				1,088,805		(7,905)		(89,726)
Net cash provided by operating activities				2,158,663		1,652,267		360,790
Net cash (used in)/provided by investing activities				3,783,432		(4,971,765)		(4,351,628)
Net cash provided by/(used in) financing activities				(4,540,746)		3,851,583		4,450,392
Net increase in cash and cash equivalents and restricted cash				1,401,349		532,085		459,554
Cash and cash equivalents and restricted cash at beginning of the year				1,060,785		528,700		69,146
Cash and cash equivalents and restricted cash at end of the year				¥ 2,462,134		¥ 1,060,785		¥ 528,700
Nominee Shareholders | Beijing Shijitong
Risks in relation to the VIE structure
Extension term of the loan	10 years	10 years	10 years	10 years

[1]	Recast to reflect the adoption of Accounting Standards Update ("ASU") No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (Note 2(p)).